Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 10, 2021	Nov. 30, 2016	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares to be repurchased				6,918,483	10,007,107
Repurchase price per share				$ 0.10	$ 0.11
Shares, available for grant				499,133	499,133		2,822,165
Early exercised stock option liabilities				$ 700	$ 1,200
Intrinsic value of options exercised				$ 51,089
Weighted average exercise price per share				$ 0.61
Repurchase per share				$ 0.0001	$ 0.0001
Total stock-based compensation expense				$ 26,932	$ 7,185
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Contractual term of the grants upon issuance		10 years
Share-based compensation arrangement award vesting period				6 years
Other Stock Based Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares to be repurchased				2,022,460	2,359,536
Repurchase price per share					$ 0.1
Shares Available Granted						3,370,766
Early exercised stock option liabilities				$ 100
Shares Repurchased				2,454,105
Other Stock Based Awards [Member] | Series C preferred stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payments for advisory services shares				2,677,201
2016 Stock Option and Grant Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value of options granted				$ 9.16	$ 4.14
Total grant date fair value of options vested				$ 13,300	$ 6,200
Intrinsic value of options exercised				$ 20,100	$ 3,100
Options vested				6,475,927	3,940,509
Weighted average exercise price per share				$ 0.48	$ 0.32
Weighted average remaining contractual life				7 years 5 months 8 days	8 years 6 months 18 days
Compensation cost				$ 120,400
Weighted average remaining requisite service period				4 years 10 months 2 days
2016 Stock Option and Grant Plan [Member] | Incentive Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Contractual term of options				10 years
Award cliff off period				1 year
Share-based compensation arrangement award vesting period				6 years
2016 Stock Option and Grant Plan [Member] | Grantee Owns Ten Percent of Voting Rights [Member] | Incentive Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Contractual term of options				5 years
Percentage of shareholding by grantee				10.00%
Purchase price of common stock expressed as a percentage of its fair value		110.00%
Percentage of stockholders to exercise price of option granted		10.00%
Former Parent Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Repurchase per share				$ 0.01	$ 0.01
Total stock-based compensation expense				$ 100	$ 100
Total grant date fair value of options vested				$ 100	$ 100
Former Parent Plan [Member] | Share-based Payment Arrangement [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares to be repurchased				0	2,104,345
2021 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, available for grant				67,264,890
Percentage Of Share Outstanding			4.00%
2021 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase price of common stock expressed as a percentage of its fair value	85.00%
Shares, available for grant				6,653,530
Share-based Compensation Arrangement by Share-based Payment Award, Description	a number of shares of common stock equal to half percent (0.5%) of the total number of shares of all classes of common stock of the Company on the last day of the immediately preceding fiscal year